Income Taxes - Schedule of Provision for (Benefit of) Income Taxes and Effective Tax Rates (Detail) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income tax (benefit) at federal statutory rate			$ (8,177)	$ (7,225)	$ (6,903)
State income tax expense, net of federal			(716)	(589)	(252)
Foreign rate differential			(88)	(46)	(13)
Stock-based compensation			602	346	3,534
Change in valuation allowance			8,449	7,549	3,853
Other			138	143	(183)
Provision for (benefit of) income taxes	$ (657)	$ 90	$ 208	$ 178	$ 36
Effective tax rate	(4.90%)	0.60%